Total
Sunbridge Capital Emerging Markets Fund
SUMMARY SECTION
Investment Objective
Sunbridge Capital Emerging Markets Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Sunbridge Capital Emerging Markets Fund - USD ($)	Investor Class	Institutional Class
Wire fee	$ 20	$ 20
Overnight check delivery fee	25	25
Retirement account fees (annual maintenance fee)	$ 15	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Sunbridge Capital Emerging Markets Fund		Investor Class	Institutional Class
Management fees		1.00%	1.00%
Distribution (Rule 12b-1) fee		0.25%	none
Shareholder servicing fee		0.15%	0.15%
All other expenses		0.08%	0.08%
Other expenses	[1]	0.23%	0.23%
Acquired fund fees and expenses	[1]	0.02%	0.02%
Total annual fund operating expenses		1.50%	1.25%
[1]	“Other expenses” and “Acquired fund fees and expenses” have been estimated for the current fiscal year. Actual expenses may differ from estimates. “Other expenses” include expenses of the Fund’s Mauritius Subsidiary (defined below).

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Sunbridge Capital Emerging Markets Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Investor Class	153	474
Institutional Class	127	397

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate of the Fund’s predecessor fund, Fiera Capital Emerging Markets Fund, was 60% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities (including, but not limited to, common stocks, participatory certificates, preferred stocks and warrants) of companies operating principally in emerging market countries. The Fund considers a company to be operating principally in an emerging market country if: (i) its securities are primarily listed on the trading market of an emerging market country; (ii) the company is incorporated or has its principal business activities in an emerging market country; (iii) the company derives 50% or more of its revenues from, or has 50% or more of its assets in, an emerging market country; or (iv) its securities are included in the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index. The Fund considers a country to be an emerging market country if: (a) it has been determined by an international organization, such as the World Bank, to have a low to middle income economy; (b) it is not included in the MSCI World Index, which measures the equity market performance of developed markets; or (c) it is represented in the MSCI Emerging Markets Index.

The Fund’s investments in equity securities may include depositary receipts. The Fund’s investments in depositary receipts may include American, European, Canadian and Global Depositary Receipts (“ADRs”, “EDRs”, “CDRs” and “GDRs”, respectively). ADRs and CDRs are receipts that represent interests in foreign securities held on deposit by U.S. and Canadian banks or trust companies, respectively. EDRs and GDRs have the same qualities as ADRs, although they may be traded in several international trading markets. The Fund may also use participation certificates issued by foreign banks or brokers evidencing ownership of underlying stock issued by a foreign company. Participation certificates are used by foreign investors to access local markets and to gain exposure to, primarily, equity securities of issuers listed on a local exchange.

The Fund generally invests in a variety of countries and sectors; however, from time to time the Fund may invest a significant portion of its assets in certain emerging market countries or geographic regions, including China and India, and/or one or more sectors. The Fund may invest in issuers with market capitalizations of any size. In addition, the Fund may invest up to 20% of its assets in cash or its investment equivalent.

In selecting the Fund’s investments, Sunbridge Capital Partners LLC (the “Advisor”), the Fund’s advisor, first employs a proprietary macro analytical process focused on long-term growth opportunities in emerging market countries through identifying attractive investment themes in emerging markets. In selecting specific companies for the Fund’s portfolio, the Advisor uses quantitative and fundamental analysis to identify individual companies that the Advisor believes meet the Fund’s investment objective. Specifically, the Advisor seeks to invest in companies that are believed to be well managed, with consumer driven demand and above average revenue and earnings growth potential, have a unique or improving market position and possess competitive advantages.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds.

On or about July 9, 2021, the Fund will acquire all of the assets, subject to the liabilities, of the Fiera Capital Emerging Markets Fund (the “Predecessor Fund”). In the reorganization, the Predecessor Fund will transfer to the Fund ownership of its wholly owned collective investment vehicle (the “Mauritius Subsidiary”), which is registered with and regulated by the Mauritius Financial Services Commission. The Mauritius Subsidiary is registered as a Foreign Portfolio Investor (“FPI”) in India and makes investments in Indian securities. The Fund’s investments in India may continue to be made by the Mauritius Subsidiary, subject to the discretion of the Advisor.

Principal Risks of Investing

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Market risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Foreign investment risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. Changes in exchange rates and interest rates, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms.

Emerging market risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed and less stable economic, political and legal systems than those of more developed countries. There may be less publicly available and reliable information about issuers in emerging markets than is available about issuers in more developed markets. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

Participation certificates risk.  Participation certificates represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. The risks of investing in participation certificates includes foreign investment risk. Participation certificates also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments. The purchaser of a participation certificate must rely on the credit worthiness of the bank or broker who issues the participation certificate, and these notes do not have the same rights as a shareholder of the underlying foreign security.

Preferred stock risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

Warrants and rights risk.  Warrants and rights may lack a liquid secondary market for resale.  The prices of warrants and rights may fluctuate as a result of speculation or other factors.  Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants and rights do not necessarily move in tandem with the prices of their underlying securities and are highly volatile and speculative investments.  If a warrant or right expires without being exercised, the Fund will lose any amount paid for the warrant or right.

Small-cap and mid-cap company risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Geographic focus risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests, including Asia. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.

•	Asia Pacific investment risk. Many of the countries in the Asia Pacific region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.

•	Risks associated with China. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represent a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. The Public Company Accounting Oversight Board (“PCAOB”), which regulates auditors of U.S. public companies, has warned that it lacks the ability to inspect audit work and practices of PCAOB-registered accounting firms in China and Hong Kong. The PCAOB’s limited ability to oversee the operations of accounting firms in China and Hong Kong means that inaccurate or incomplete financial records of an issuer’s operations may not be detected, which could negatively impact the Fund’s investments in such companies. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. International trade tensions may arise from time to time which can result in trade tariffs, embargoes, trade limitations, trade wars and other negative consequences. These consequences may trigger a reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry with a potentially severe negative impact to the Fund. From time to time and as recently as January 2020, China has experienced outbreaks of infectious illnesses, and the country may be subject to other public health threats or similar issues in the future. Any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the Chinese economy.

•	India investment risk. In addition to the general risks applicable to emerging market securities, there are special risks associated with investments in Indian issuers, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, and exchange control regulations (including currency blockage). Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of India. A high proportion of the securities of many Indian issuers are held by a limited number of persons or entities, which may limit the number of shares available for investment by the Fund. Also, a limited number of issuers represent a disproportionately large percentage of market capitalization and trading value in India.

Growth-oriented investment strategies risk. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth securities typically are very sensitive to market movements because their market prices frequently reflect projections of future earnings or revenues, and when it appears that those expectations will not be met, the prices of growth securities typically fall.

Liquidity risk.  The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

Sector focus risk. The Fund may invest a larger portion of its assets in one or more sectors, including the information technology and consumer discretionary sectors, than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors. Performance of companies in the information technology sector may be adversely affected by many factors, including, among others, the supply and demand for specific products and services, the pace of technological development and government regulation. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall international economy, interest rates, competition and consumer confidence. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

Issuer risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Non-diversification risk. The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Management and strategy risk. The value of your investment depends on the judgment of the Fund’s advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Defensive investments risk. The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to what the Advisor believes are adverse market, economic, political, social or other conditions, including, without limitation, (i) investing some or all of its assets in money market instruments or shares of money market funds or (ii) holding some or all of its assets in cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively. During these times, the Advisor may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance.

Redemptions risk. The Fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value. Redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs.

New advisor risk. The Advisor is a newly organized investment advisor and has no operating history or performance track record.

Recent market events. An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) has resulted in a global pandemic and has caused major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for extended periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers. Other market events like the COVID-19 outbreak may cause similar disruptions and effects.

Risk of investment through Mauritius Subsidiary. The Fund’s Indian investments are expected to be made by the Mauritius Subsidiary, which will be managed by the Advisor. There currently is an income tax treaty between Mauritius and India. The treaty was revised from April 1, 2017 whereby capital gains from sale of shares of Indian companies purchased by the Mauritius Subsidiary on or after this date would be taxable in India. The shares purchased before this date have been grandfathered, i.e., gains arising from sale of shares which were purchased prior to April 1, 2017 are not taxable in India under the treaty. The Supreme Court of India has upheld the validity of this tax treaty in response to a lower court challenge of the treaty’s applicability to certain foreign entities. The Supreme Court clarified that a certificate of residence in Mauritius is sufficient evidence of residence in Mauritius for purposes of the India-Mauritius treaty. The Mauritius Subsidiary has received a tax residence certificate from the Mauritius Revenue Authority. However, if either the laws change or the Fund or Mauritius Subsidiary do not comply with requirements, the benefits of the tax treaty between Mauritius and India may not be available. Further, India has introduced the General Anti Avoidance Rule (GAAR), effective April 1, 2017. Under GAAR, the Indian tax authorities can potentially deny tax treaty benefits to the Mauritius Subsidiary alleging that the main purpose of investments by the Mauritius Subsidiary is to obtain treaty benefits and the Mauritius Subsidiary does not have commercial substance in Mauritius.

In 2004, India introduced securities transaction tax on equity shares bought and sold on the stock exchanges and certain other transactions. The long-term capital gains tax on equity shares and equity oriented mutual funds was exempted from tax and the tax rate on short term gains was reduced. Effective April 1, 2018, India re-introduced the long-term capital gains tax rate of 10% on equity shares and other securities. The short-term capital gains from the sale of equity shares and certain other securities (where the relevant transactions are subject to securities transaction tax) are taxable at 15%. These tax rates are to be increased by appropriate surcharge and cess.

There could be double taxation if either the laws change or the Fund or Mauritius Subsidiary do not comply with requirements, or the Indian tax authorities deny treaty benefits to the Mauritius Subsidiary under GAAR provisions.

Prior to April 1, 2020 dividends declared by Indian companies were exempt from tax in the hands of nonresident shareholders. However, Indian companies at the time of declaring, distributing or paying the dividend would be liable to pay Dividend Distribution Tax (“DDT”) at the effective rate of 20.56% on the amount of dividends. Effective April 1, 2020, DDT has been abolished and the dividends are now taxable in the hands of shareholders. Further, the Indian companies at the time of declaring, distributing or paying the dividend would be liable to withhold tax at the rate of 20% plus surcharge and cess which will be available as a credit to the shareholder.

For U.S. federal income tax purposes, the income, assets and activities of the Mauritius Subsidiary will be treated as those of the Fund. Investments made by the Fund in the Mauritius Subsidiary and distributions by the Mauritius Subsidiary to the Fund will be disregarded as the Mauritius Subsidiary is not treated as an entity separate from the Fund for those purposes. Correspondingly, investments made by the Mauritius Subsidiary in Indian securities will be treated for those purposes as investments by the Fund, and dividends and distributions received by the Mauritius Subsidiary on these investments will be treated as having been received by the Fund.

Cybersecurity risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Performance

The Fund will acquire the assets and liabilities of the the Predecessor Fund on July 9, 2021. As a result of the acquisition, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for periods prior to July 9, 2021 reflect the performance of the Predecessor Fund.

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Predecessor Fund’s performance from year to year for Investor Class shares and by showing how the average annual total returns of each class of the Predecessor Fund compare with the average annual total returns of the MSCI Emerging Markets Index and MSCI Emerging Markets Asia Index. The Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at the Fund’s website, https://www.sunbridgecapitalpartners.com or by calling the Fund at 1-877-771-7721.

The returns presented for the Predecessor Fund prior to June 4, 2018 reflect the performance of the City National Rochdale Emerging Markets Fund (the “CNR Emerging Markets Fund”), which was a series of City National Rochdale Funds. The CNR Emerging Markets Fund was sub-advised by Fiera Capital, Inc. (“Fiera”) since December 1, 2017. As the result of a reorganization that was completed after the close of business on June 4, 2018, in which the Predecessor Fund acquired all of the assets, subject to the liabilities, of the CNR Emerging Markets Fund, the Predecessor Fund adopted the performance of the CNR Emerging Markets Fund. The CNR Emerging Markets Fund’s investment objectives and strategies were substantially identical to the Predecessor Fund’s investment objectives and strategies. Returns of the CNR Emerging Markets Fund have not been adjusted to reflect the expenses applicable to the Fund. The returns prior to June 4, 2018 are based on the previous performance and the actual fees/expenses of the CNR Emerging Markets Fund.

The CNR Emerging Markets Fund’s predecessor, the Rochdale Emerging Markets Portfolio (the “Rochdale Fund”) commenced operations on December 14, 2011, as a series of Rochdale Investment Trust, a Delaware statutory trust. The CNR Emerging Markets Fund commenced operations on March 29, 2013, and offered shares for public sale on April 1, 2013, after the reorganization of the Rochdale Fund into the CNR Emerging Markets Fund. The performance results prior to March 29, 2013 are for the Rochdale Fund. Unless otherwise indicated, the bar chart and the performance table assume reinvestment of dividends and distributions.

This bar chart shows the performance of the Predecessor Fund’s Investor Class Shares (for the period after the June 4, 2018, reorganization), the CNR Emerging Market Fund’s Class N shares (the oldest class of the CNR Emerging Market Fund) (for the period between March 29, 2013, and June 3, 2018), and the Rochdale Fund’s Class N shares (for the period prior to March 29, 2013), based on a calendar year. Except for differences in returns resulting from differences in expense and sales charges (as applicable), the Predecessor Fund’s Institutional Class Shares would have similar returns to those shown in the chart because the shares were invested in the same portfolio of securities.

Calendar-Year Total Return (before taxes) for Investor Class Shares

The Investor Class calendar year-to-date return as of March 31, 2021 was -0.78%.

Investor Class Shares
Highest Calendar Quarter Return at NAV	23.67%	Quarter Ended 12/31/20
Lowest Calendar Quarter Return at NAV	-25.78%	Quarter Ended 3/31/20

This table shows the average annual total returns of the Predecessor Fund’s Investor Class Shares and Institutional Class Shares (corresponding to the Class N shares and Class Y shares, respectively, of the CNR Emerging Markets Fund) for the period ended December 31, 2020. The table also shows how the Predecessor Fund’s performance compares with the returns of indexes comprised of investments similar to those held by the Predecessor Fund.

Average Annual Total Returns (for periods ended December 31, 2020)
Average Annual Total Returns - Sunbridge Capital Emerging Markets Fund		1 Year	5 Years	Since Inception	Inception Date
Investor Class		23.29%	11.07%	11.16%	Dec. 14, 2011
Investor Class | After Taxes on Distributions		23.29%	10.71%	10.95%	Dec. 14, 2011
Investor Class | After Taxes on Distributions and Sales	[1]	13.79%	8.77%	9.20%	Dec. 14, 2011
Investor Class | MSCI Emerging Markets Net Total Return Index (Reflects No Deductions for Fees, Expenses or Taxes)	[2]	18.31%	12.81%	6.55%	Dec. 14, 2011
Investor Class | MSCI Emerging Markets Asia Net Total Return Index (Reflects No Deductions for Fees, Expenses or Taxes)	[3]	28.38%	14.43%	9.65%	Dec. 14, 2011
Institutional Class		23.60%		12.36%	Jun. 01, 2016
Institutional Class | After Taxes on Distributions		23.68%		11.97%	Jun. 01, 2016
Institutional Class | After Taxes on Distributions and Sales		14.15%		9.84%	Jun. 01, 2016
Institutional Class | MSCI Emerging Markets Net Total Return Index (Reflects No Deductions for Fees, Expenses or Taxes)	[2]	18.31%		13.49%	Jun. 01, 2016
Institutional Class | MSCI Emerging Markets Asia Net Total Return Index (Reflects No Deductions for Fees, Expenses or Taxes)	[3]	28.38%		16.01%	Jun. 01, 2016
[1]	Performance shown for periods prior to March 29, 2013 reflects that of the Rochdale Fund’s Class N shares.
[2]	The MSCI Emerging Markets Net Total Return Index (“MXEF”) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.
[3]	The MSCI Emerging Markets Asia Net Total Return Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the Asian emerging markets.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.